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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [_]; Amendment Number:
                                               -----------
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Bain Capital Investors, LLC*
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number:   28-11185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Michael F. Goss
Title: Managing Director and Chief Operating Officer
Phone: (617) 516-2000

Signature, Place, and Date of Signing:

 /s/ Michael F. Goss
----------------------------    Boston, MA     11/14/08
[Signature]                    [City, State]    [Date]

*Bain Capital Investors, LLC is the (i) general partner of Bain Capital Partners VI, L.P., which is the general partner of each of Bain Capital Fund VI, L.P. and Bain Capital VI Coinvestment Fund, L.P., (ii) general partner of Bain Capital Partners VII, L.P., which is the general partner of Bain Capital VII Coinvestment Fund, L.P., which is the manager of Bain Capital VII Coinvestment Fund, LLC, (iii) administrative member of Bain Capital Integral Investors, LLC, and (vi) general partner of Bain Capital Integral Investors II, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   -----------------------------
28-
   -------
[Repeat as necessary.]

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 8
Form 13F Information Table Entry Total:            9
Form 13F Information Table Value Total:   1, 368, 081 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----------------------------------------
 1    28-11209               Bain Capital VI Coinvestment Fund, L.P.
 2    28-11662               Bain Capital VII Coinvestment Fund, LLC
 3    28-11661               Bain Capital VII Coinvestment Fund, L.P.
 4    28-11264               Bain Capital Fund VI, L.P.
 5    28-11659               Bain Capital Integral Investors, LLC
 6    28-11188               Bain Capital Partners VI, L.P.
 7    28-11660               Bain Capital Partners VII, L.P.
 8    28-12292               Bain Capital Integral Investors II, L.P.

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                          Bain Capital Investors, LLC.
                    Form 13F Information Table as of 09/30/08

      Column 1                  Column 2    Column 3   Column 4     Column 5   Column 6  Column 7      Column 8
---------------------------- -------------- --------- ----------    --------- ---------- -------- ----------------
                                                                                                  Voting Authority
                                                       Shares or      Value   Investment  Other   ----------------
Name of Issuer               Title of Class   Cusip   Prn Amount    (x$1,000) Discretion Managers Sole Shared None
---------------------------- -------------- --------- ----------    --------- ---------- -------- ---- ------ ----
BURGER KING HLDGS INC             COM       121208201 13,581,276 SH   333,556 Sole                 X
DOMINOS PIZZA INC                 COM       25754A201 15,483,091 SH   187,965 Sole                 X
INNOPHOS HOLDINGS INC             COM       45774N108  3,488,039 SH    85,038 Sole                 X
NANOSPHERE INC                    COM       63009F105    254,815 SH     2,174 Sole                 X
NEUROMETRIX INC                   COM       641255104     30,813 SH        31 Sole                 X
SMTC CORP                       COM NEW     832682207    640,368 SH       736 Sole                 X
VONAGE HLDGS CORP                 COM       92886T201    247,371 SH       250 Sole                 X
WARNER CHILCOTT LIMITED         COM CL A    G9435N108 38,045,414 SH   575,247 Sole                 X
WARNER MUSIC GROUP CORP           COM       934550104 24,090,064 SH   183,084 Sole                 X